Note 13 Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	€ 58,605	€ 58,176	€ 66,356
Unrealized gains of debt securities	1,165	1,511	2,089
Unrealized losses of debt securities	(2,014)	(614)	(137)
Fair value of debt securities	57,755	59,074	68,308
Issued in euros [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	19,164	17,625	30,811
Unrealized gains of debt securities	169	731	917
Unrealized losses of debt securities	(555)	(2)	(17)
Fair value of debt securities	18,779	18,355	31,712
Issued in euros [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	17,799	15,889	28,582
Unrealized gains of debt securities	154	656	801
Unrealized losses of debt securities	(524)	0	(16)
Fair value of debt securities	17,429	16,544	29,367
Issued in euros [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
Issued in euros [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	865	1,125	1,363
Unrealized gains of debt securities	10	51	76
Unrealized losses of debt securities	(20)	0	0
Fair value of debt securities	854	1,176	1,439
Issued in euros [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	500	612	867
Unrealized gains of debt securities	5	24	40
Unrealized losses of debt securities	(10)	(1)	(1)
Fair value of debt securities	495	635	906
MEXICO
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	11,566	11,097	9,107
Unrealized gains of debt securities	3	32	291
Unrealized losses of debt securities	(759)	(359)	(3)
Fair value of debt securities	10,810	10,769	9,395
MEXICO | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	11,013	10,467	8,309
Unrealized gains of debt securities	2	21	271
Unrealized losses of debt securities	(736)	(348)	(1)
Fair value of debt securities	10,278	10,141	8,579
MEXICO | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
MEXICO | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	130	120	113
Unrealized gains of debt securities	0	3	5
Unrealized losses of debt securities	(10)	(6)	0
Fair value of debt securities	119	118	118
MEXICO | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	423	509	685
Unrealized gains of debt securities	2	7	15
Unrealized losses of debt securities	(12)	(6)	(2)
Fair value of debt securities	413	510	698
ITALY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	4,568	7,407	3,897
Unrealized gains of debt securities	53	213	367
Unrealized losses of debt securities	(106)	(12)	0
Fair value of debt securities	4,515	7,608	4,263
ITALY | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	4,402	7,274	3,789
Unrealized gains of debt securities	52	212	366
Unrealized losses of debt securities	(104)	(12)	0
Fair value of debt securities	4,349	7,474	4,154
ITALY | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
ITALY | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	39	47	48
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	39	47	48
ITALY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	127	86	60
Unrealized gains of debt securities	1	1	1
Unrealized losses of debt securities	(1)	0	0
Fair value of debt securities	126	87	61
JAPAN
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,920	4,961	4,551
Unrealized gains of debt securities	7	7	1
Unrealized losses of debt securities	(1)	0	(3)
Fair value of debt securities	2,926	4,968	4,549
JAPAN | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,824	4,906	4,492
Unrealized gains of debt securities	6	7	0
Unrealized losses of debt securities	0	0	(3)
Fair value of debt securities	2,830	4,913	4,489
JAPAN | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
JAPAN | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	14	18	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	(1)	0	0
Fair value of debt securities	13	18	0
JAPAN | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	82	36	59
Unrealized gains of debt securities	1	1	1
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	83	37	60
UNITED STATES
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	5,245	3,900	4,642
Unrealized gains of debt securities	39	44	52
Unrealized losses of debt securities	(263)	(18)	(3)
Fair value of debt securities	5,020	3,926	4,691
UNITED STATES | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,956	1,754	2,307
Unrealized gains of debt securities	17	7	9
Unrealized losses of debt securities	(257)	(17)	(1)
Fair value of debt securities	2,716	1,744	2,315
UNITED STATES | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
UNITED STATES | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	89	114	186
Unrealized gains of debt securities	1	2	3
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	89	116	188
UNITED STATES | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,200	2,032	2,149
Unrealized gains of debt securities	21	35	40
Unrealized losses of debt securities	(6)	(1)	(2)
Fair value of debt securities	2,215	2,065	2,187
TURKEY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,213	2,888	3,456
Unrealized gains of debt securities	700	199	90
Unrealized losses of debt securities	(56)	(168)	(73)
Fair value of debt securities	3,858	2,920	3,473
TURKEY | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,213	2,888	3,456
Unrealized gains of debt securities	700	199	90
Unrealized losses of debt securities	(56)	(168)	(73)
Fair value of debt securities	3,858	2,920	3,473
TURKEY | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
TURKEY | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
TURKEY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
Other Countries [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	11,928	10,298	9,892
Unrealized gains of debt securities	194	286	372
Unrealized losses of debt securities	(274)	(55)	(39)
Fair value of debt securities	11,848	10,529	10,225
Other Countries [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,093	2,488	2,177
Unrealized gains of debt securities	120	115	136
Unrealized losses of debt securities	(154)	(29)	(14)
Fair value of debt securities	3,059	2,574	2,300
Other Countries [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,098	1,698	1,599
Unrealized gains of debt securities	8	3	21
Unrealized losses of debt securities	(12)	(5)	(8)
Fair value of debt securities	3,094	1,696	1,611
Other Countries [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,087	2,306	2,468
Unrealized gains of debt securities	40	92	116
Unrealized losses of debt securities	(59)	(16)	(8)
Fair value of debt securities	2,068	2,382	2,576
Other Countries [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,649	3,807	3,648
Unrealized gains of debt securities	27	76	99
Unrealized losses of debt securities	(49)	(6)	(8)
Fair value of debt securities	3,627	3,877	3,738
Total foreign [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	39,440	40,551	35,545
Unrealized gains of debt securities	996	780	1,172
Unrealized losses of debt securities	(1,459)	(612)	(120)
Fair value of debt securities	€ 38,977	€ 40,719	€ 36,596